Financing receivables - Changes in total allowance for doubtful accounts (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		¥ 11,830		¥ 2,290		¥ 1,557
Provision for credit losses, Allowance for doubtful accounts		38,015	[1]	7,637		805
Charge-offs, Allowance for doubtful accounts		(681)				(95)
Other, Allowance for doubtful accounts		103	[2]	(67)	[3]	23	[3]
Ending balance, Allowance for doubtful accounts		49,267		11,830		2,290
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for doubtful accounts against receivables other than loans		3,154	[4]	1,879		1,957
Provision for credit losses, Allowance for doubtful accounts against receivables other than loans		1,060	[1],[4]	1,451		30
Charge-offs, Allowance for doubtful accounts against receivables other than loans		(1,600)	[4]	(162)		(102)
Other, Allowance for doubtful accounts against receivables other than loans		1,903	[2]	(16)	[3]	(6)	[3]
Ending balance, Allowance for doubtful accounts against receivables other than loans		4,517	[4]	3,154	[4]	1,879
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		13,012		4,169		3,514
Opening balance after CECL adoption		14,984
Provision for credit losses, Total allowance for doubtful accounts		39,075	[1]	9,088		835
Charge-offs, Total allowance for doubtful accounts		(2,281)		(162)		(197)
Other, Total allowance for doubtful accounts		2,006	[2]	(83)	[3]	17	[3]
Ending balance, Total allowance for doubtful accounts		53,784		13,012		4,169
Previously Reported [Member]
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		9,860
Impact of CECL adoption	[5]	1,970
Ending balance, Allowance for doubtful accounts				9,860
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for doubtful accounts against receivables other than loans	[4]	3,152
Impact of CECL adoption	[4],[5]	2
Ending balance, Allowance for doubtful accounts against receivables other than loans	[4]			3,152
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		13,012
Impact of CECL adoption	[5]	1,972
Ending balance, Total allowance for doubtful accounts				13,012
Loans at banks [Member]
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		1,796		1,052		1,140
Provision for credit losses, Allowance for doubtful accounts		(196)	[1]	512		7
Charge-offs, Allowance for doubtful accounts		(318)				(95)
Other, Allowance for doubtful accounts	[2]
Ending balance, Allowance for doubtful accounts		1,282		1,796		1,052
Loans at banks [Member] | Previously Reported [Member]
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		1,564
Impact of CECL adoption	[5]	232
Ending balance, Allowance for doubtful accounts				1,564
Short-term secured margin loans [Member]
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		352		370
Provision for credit losses, Allowance for doubtful accounts			[1]			364
Charge-offs, Allowance for doubtful accounts		(363)
Other, Allowance for doubtful accounts		11	[2]	(18)	[3]	6	[3]
Ending balance, Allowance for doubtful accounts				352		370
Short-term secured margin loans [Member] | Previously Reported [Member]
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		352
Ending balance, Allowance for doubtful accounts				352
Corporate loans [Member]
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		9,682		868		417
Provision for credit losses, Allowance for doubtful accounts		38,211	[1]	7,125		434
Charge-offs, Allowance for doubtful accounts		0				0
Other, Allowance for doubtful accounts		92	[2]	(49)	[3]	17	[3]
Ending balance, Allowance for doubtful accounts		47,985		9,682		¥ 868
Corporate loans [Member] | Previously Reported [Member]
Allowance for doubtful accounts [Roll Forward]
Opening balance, Allowance for doubtful accounts		7,944
Impact of CECL adoption	[5]	¥ 1,738
Ending balance, Allowance for doubtful accounts				¥ 7,944

[1]	In March 2021, following the default by the U.S. client an additional allowance for credit losses of ¥41,561 million was taken on the loans with the client. See Note 23. “U.S. Prime Brokerage Event” for further information on this event.
[2]	Includes the effect of foreign exchange movements and recoveries collected.
[3]	Includes the effect of foreign exchange movements.
[4]	Includes collateralized agreements, customer contract assets and receivables and other receivables.
[5]	The balance recognized on April 1, 2020 on adoption of the CECL impairment model under ASC 326.